Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (8,244)	$ (10,096)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	271	398
Depreciation	8	10
Amortization of right-of-use asset	174	164
Reserve for inventory obsolescence	32
Changes is operating assets and liabilities:
Accounts receivable	(67)	1
Inventory	75	(434)
Prepaid expenses and other current assets	(92)	558
Accounts payable	(610)	534
Accrued expenses	103	109
Lease liabilities	(161)	(178)
Other assets		15
Net cash used in operating activities	(8,511)	(8,919)
Cash flows from investing activities
Acquisition of property and equipment	(118)	(11)
Net cash used in investing activities	(118)	(11)
Cash flows from financing activities
Proceeds from exercise of stock options		56
Proceeds from issuance of common stock, net of issuance costs	8,507
Offering costs in advance of sale of common stock		(584)
Net cash provided by (used in) financing activities	8,507	(528)
Net decrease in cash and cash equivalents	(122)	(9,458)
Cash and cash equivalents
Beginning of period	3,517	12,975
End of period	3,395	$ 3,517
Supplemental disclosure on noncash financing activities
Issuance of common stock warrant	363
Deferred offering costs charged to additional paid-in-capital	$ 584